[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 16, 2011

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

RE:	Fiduciary/Claymore MLP Opportunity Fund N-2 Filing

Ladies and Gentlemen:

On behalf of Fiduciary/Claymore MLP Opportunity Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Fund hereby requests selective review of the Registration Statement.  The Fund previously filed a registration statement relating to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act (File No. 333-148949) (the “Prior Registration Statement”).  Post-effective amendment no. 3 to the Prior Registration Statement was declared effective by the Commission on August 4, 2010.

The Registration Statement is being filed for the purpose of registering additional common shares of the Fund. The Registration Statement also updates the fund’s financial statements and related disclosure as of the end of the Fund’s most recent fiscal year and other non-material changes to disclosure.  Otherwise, disclosure throughout the Registration Statement is the same as that set forth in the Prior Registration Statement.

A fee of $23,220.00 to cover the registration fee under the Securities Act has been paid.

Securities and Exchange Commission
March 17, 2011

If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman

Michael K. Hoffman

Enclosure